UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, D.C. 20549

                                   FORM N-PX

    ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT
                                     COMPANY

 INVESTMENT COMPANY ACT FILE NUMBER:     811-22951

 NAME OF REGISTRANT:                     FundX Investment Trust



 ADDRESS OF PRINCIPAL EXECUTIVE OFFICES: 235 Montgomery Street, Suite 1049
                                         San Francisco, CA 94101

 NAME AND ADDRESS OF AGENT FOR SERVICE:  Jason Browne
                                         235 Montgomery Street, Suite
                                         1049
                                         San Francisco, CA 94101

 REGISTRANT'S TELEPHONE NUMBER:          626-914-7363

 DATE OF FISCAL YEAR END:                09/30

 DATE OF REPORTING PERIOD:               07/01/2014 - 06/30/2015


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

FundX Aggressive Upgrader Fund
--------------------------------------------------------------------------------------------------------------------------
 JP MORGAN US EQUITY                                                                         Agenda Number:  934017612
--------------------------------------------------------------------------------------------------------------------------
        Security:  4812C1710
    Meeting Type:  Special
    Meeting Date:  23-Jul-2014
          Ticker:  HLGEX
            ISIN:  US4812C17100
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       DR. MATTHEW GOLDSTEIN                                     Mgmt          For                            For
       JOHN F. FINN                                              Mgmt          For                            For
       ROBERT J. HIGGINS                                         Mgmt          For                            For
       PETER C. MARSHALL                                         Mgmt          For                            For
       MARY E. MARTINEZ                                          Mgmt          For                            For
       MARILYN MCCOY                                             Mgmt          For                            For
       MITCHELL M. MERIN                                         Mgmt          For                            For
       WILLIAM G. MORTON, JR.                                    Mgmt          For                            For
       DR. ROBERT A. ODEN, JR.                                   Mgmt          For                            For
       MARIAN U. PARDO                                           Mgmt          For                            For
       FREDERICK W. RUEBECK                                      Mgmt          For                            For
       JAMES J. SCHONBACHLER                                     Mgmt          For                            For
       FRANKIE D. HUGHES                                         Mgmt          For                            For

3.     TO CHANGE THE INVESTMENT OBJECTIVE OF THE                 Mgmt          For                            For
       JPMORGAN MID CAP GROWTH FUND.




--------------------------------------------------------------------------------------------------------------------------
 MATTHEWS INTERNATIONAL FUNDS                                                                Agenda Number:  934124025
--------------------------------------------------------------------------------------------------------------------------
        Security:  577130859
    Meeting Type:  Special
    Meeting Date:  24-Feb-2015
          Ticker:  MINDX
            ISIN:  US5771308591
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       CHRISTOPHER F. LEE                                        Mgmt          For                            For
       GALE K. CARUSO                                            Mgmt          For                            For
       JONATHAN F. ZESCHIN                                       Mgmt          For                            For
       RICHARD K. LYONS                                          Mgmt          For                            For
       WILLIAM J. HACKETT                                        Mgmt          For                            For



FundX Conservative Upgrader Fund
--------------------------------------------------------------------------------------------------------------------------
 PIMCO FUNDS                                                                                 Agenda Number:  934127588
--------------------------------------------------------------------------------------------------------------------------
        Security:  72201F490
    Meeting Type:  Special
    Meeting Date:  20-Apr-2015
          Ticker:  PIMIX
            ISIN:  US72201F4900
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       GEORGE E. BORST                                           Mgmt          For                            For
       JENNIFER HOLDEN DUNBAR                                    Mgmt          For                            For
       DOUGLAS M. HODGE                                          Mgmt          For                            For
       GARY F. KENNEDY                                           Mgmt          For                            For
       PETER B. MCCARTHY                                         Mgmt          For                            For
       RONALD C. PARKER                                          Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 PIMCO FUNDS                                                                                 Agenda Number:  934137286
--------------------------------------------------------------------------------------------------------------------------
        Security:  72201R775
    Meeting Type:  Special
    Meeting Date:  20-Apr-2015
          Ticker:  BOND
            ISIN:  US72201R7750
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       GEORGE E. BORST                                           Mgmt          For                            For
       JENNIFER HOLDEN DUNBAR                                    Mgmt          For                            For
       DOUGLAS M. HODGE                                          Mgmt          For                            For
       GARY F. KENNEDY                                           Mgmt          For                            For
       PETER B. MCCARTHY                                         Mgmt          For                            For
       RONALD C. PARKER                                          Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 PIMCO FUNDS: PACIFIC INVESTMENT MGMT SER                                                    Agenda Number:  934126877
--------------------------------------------------------------------------------------------------------------------------
        Security:  693390882
    Meeting Type:  Special
    Meeting Date:  20-Apr-2015
          Ticker:  PFORX
            ISIN:  US6933908823
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       GEORGE E. BORST                                           Mgmt          For                            For
       JENNIFER HOLDEN DUNBAR                                    Mgmt          For                            For
       DOUGLAS M. HODGE                                          Mgmt          For                            For
       GARY F. KENNEDY                                           Mgmt          For                            For
       PETER B. MCCARTHY                                         Mgmt          For                            For
       RONALD C. PARKER                                          Mgmt          For                            For



FundX ETF Aggresive Upgrader Fund
--------------------------------------------------------------------------------------------------------------------------
 The fund held no voting securities during the reporting period and did not vote any securities or have any securities that were subject to a vote during the reporting period.


FundX ETF Upgrader Fund
--------------------------------------------------------------------------------------------------------------------------
 The fund held no voting securities during the reporting period and did not vote any securities or have any securities that were subject to a vote during the reporting period.


FundX Flexible Income Fund
--------------------------------------------------------------------------------------------------------------------------
 PIMCO FUNDS                                                                                 Agenda Number:  934127588
--------------------------------------------------------------------------------------------------------------------------
        Security:  72201F490
    Meeting Type:  Special
    Meeting Date:  20-Apr-2015
          Ticker:  PIMIX
            ISIN:  US72201F4900
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       GEORGE E. BORST                                           Mgmt          For                            For
       JENNIFER HOLDEN DUNBAR                                    Mgmt          For                            For
       DOUGLAS M. HODGE                                          Mgmt          For                            For
       GARY F. KENNEDY                                           Mgmt          For                            For
       PETER B. MCCARTHY                                         Mgmt          For                            For
       RONALD C. PARKER                                          Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 PIMCO FUNDS                                                                                 Agenda Number:  934137286
--------------------------------------------------------------------------------------------------------------------------
        Security:  72201R775
    Meeting Type:  Special
    Meeting Date:  20-Apr-2015
          Ticker:  BOND
            ISIN:  US72201R7750
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       GEORGE E. BORST                                           Mgmt          For                            For
       JENNIFER HOLDEN DUNBAR                                    Mgmt          For                            For
       DOUGLAS M. HODGE                                          Mgmt          For                            For
       GARY F. KENNEDY                                           Mgmt          For                            For
       PETER B. MCCARTHY                                         Mgmt          For                            For
       RONALD C. PARKER                                          Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 PIMCO FUNDS: PACIFIC INVESTMENT MGMT SER                                                    Agenda Number:  934126877
--------------------------------------------------------------------------------------------------------------------------
        Security:  693390882
    Meeting Type:  Special
    Meeting Date:  20-Apr-2015
          Ticker:  PFORX
            ISIN:  US6933908823
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       GEORGE E. BORST                                           Mgmt          For                            For
       JENNIFER HOLDEN DUNBAR                                    Mgmt          For                            For
       DOUGLAS M. HODGE                                          Mgmt          For                            For
       GARY F. KENNEDY                                           Mgmt          For                            For
       PETER B. MCCARTHY                                         Mgmt          For                            For
       RONALD C. PARKER                                          Mgmt          For                            For



FundX Flexible Total Return Fund
--------------------------------------------------------------------------------------------------------------------------
 ACCESSOR FUNDS, INC.                                                                        Agenda Number:  934146336
--------------------------------------------------------------------------------------------------------------------------
        Security:  34987A160
    Meeting Type:  Special
    Meeting Date:  29-May-2015
          Ticker:  KIFYX
            ISIN:  US34987A1604
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     TO APPROVE A NEW INVESTMENT ADVISORY                      Mgmt          For                            For
       AGREEMENT BETWEEN EACH FORWARD FUND (EACH,
       A "FUND") AND FORWARD MANAGEMENT, LLC, EACH
       FUND'S CURRENT INVESTMENT ADVISOR, AS A
       RESULT OF THE PROPOSED TRANSACTION (THE
       "TRANSACTION").

4.     DIRECTOR
       JULIE ALLECTA                                             Mgmt          For                            For
       A. JOHN GAMBS                                             Mgmt          For                            For
       KARIN B. BONDING                                          Mgmt          For                            For
       JONATHAN P. CARROLL                                       Mgmt          For                            For
       DR. BERNARD A. HARRIS                                     Mgmt          For                            For
       RICHARD C. JOHNSON                                        Mgmt          For                            For
       SCOTT E. SCHWINGER                                        Mgmt          For                            For
       JOHN A. BLAISDELL                                         Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 JAMES ADVANTAGE FUNDS                                                                       Agenda Number:  934082897
--------------------------------------------------------------------------------------------------------------------------
        Security:  470259821
    Meeting Type:  Special
    Meeting Date:  10-Nov-2014
          Ticker:  GLRIX
            ISIN:  US4702598214
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       LESLIE L. BRANDON                                         Mgmt          For                            For
       RONALD D. BROWN                                           Mgmt          For                            For
       ROBERT F. CHELLE                                          Mgmt          For                            For
       ANTHONY P. D'ANGELO                                       Mgmt          For                            For
       BARRY R. JAMES                                            Mgmt          For                            For
       RICHARD C. RUSSELL                                        Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 PIMCO FUNDS                                                                                 Agenda Number:  934127588
--------------------------------------------------------------------------------------------------------------------------
        Security:  72201F490
    Meeting Type:  Special
    Meeting Date:  20-Apr-2015
          Ticker:  PIMIX
            ISIN:  US72201F4900
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       GEORGE E. BORST                                           Mgmt          For                            For
       JENNIFER HOLDEN DUNBAR                                    Mgmt          For                            For
       DOUGLAS M. HODGE                                          Mgmt          For                            For
       GARY F. KENNEDY                                           Mgmt          For                            For
       PETER B. MCCARTHY                                         Mgmt          For                            For
       RONALD C. PARKER                                          Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 PIMCO FUNDS                                                                                 Agenda Number:  934137286
--------------------------------------------------------------------------------------------------------------------------
        Security:  72201R775
    Meeting Type:  Special
    Meeting Date:  20-Apr-2015
          Ticker:  BOND
            ISIN:  US72201R7750
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       GEORGE E. BORST                                           Mgmt          For                            For
       JENNIFER HOLDEN DUNBAR                                    Mgmt          For                            For
       DOUGLAS M. HODGE                                          Mgmt          For                            For
       GARY F. KENNEDY                                           Mgmt          For                            For
       PETER B. MCCARTHY                                         Mgmt          For                            For
       RONALD C. PARKER                                          Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 PIMCO FUNDS: PACIFIC INVESTMENT MGMT SER                                                    Agenda Number:  934126877
--------------------------------------------------------------------------------------------------------------------------
        Security:  693390882
    Meeting Type:  Special
    Meeting Date:  20-Apr-2015
          Ticker:  PFORX
            ISIN:  US6933908823
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       GEORGE E. BORST                                           Mgmt          For                            For
       JENNIFER HOLDEN DUNBAR                                    Mgmt          For                            For
       DOUGLAS M. HODGE                                          Mgmt          For                            For
       GARY F. KENNEDY                                           Mgmt          For                            For
       PETER B. MCCARTHY                                         Mgmt          For                            For
       RONALD C. PARKER                                          Mgmt          For                            For



FundX Tactical Upgrader Fund
--------------------------------------------------------------------------------------------------------------------------
 The fund held no voting securities during the reporting period and did not vote any securities or have any securities that were subject to a vote during the reporting period.


FundX Upgrader Fund
--------------------------------------------------------------------------------------------------------------------------
 JP MORGAN US EQUITY                                                                         Agenda Number:  934017612
--------------------------------------------------------------------------------------------------------------------------
        Security:  4812C1710
    Meeting Type:  Special
    Meeting Date:  23-Jul-2014
          Ticker:  HLGEX
            ISIN:  US4812C17100
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       DR. MATTHEW GOLDSTEIN                                     Mgmt          For                            For
       JOHN F. FINN                                              Mgmt          For                            For
       ROBERT J. HIGGINS                                         Mgmt          For                            For
       PETER C. MARSHALL                                         Mgmt          For                            For
       MARY E. MARTINEZ                                          Mgmt          For                            For
       MARILYN MCCOY                                             Mgmt          For                            For
       MITCHELL M. MERIN                                         Mgmt          For                            For
       WILLIAM G. MORTON, JR.                                    Mgmt          For                            For
       DR. ROBERT A. ODEN, JR.                                   Mgmt          For                            For
       MARIAN U. PARDO                                           Mgmt          For                            For
       FREDERICK W. RUEBECK                                      Mgmt          For                            For
       JAMES J. SCHONBACHLER                                     Mgmt          For                            For
       FRANKIE D. HUGHES                                         Mgmt          For                            For

3.     TO CHANGE THE INVESTMENT OBJECTIVE OF THE                 Mgmt          For                            For
       JPMORGAN MID CAP GROWTH FUND.



* Management position unknown

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SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         FundX Investment Trust
By (Signature)       /s/ Jason Browne
Name                 Jason Browne
Title                President
Date                 08/18/2015